Transamerica Global Equity

SCHEDULE OF INVESTMENTS

At July 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS - 97.6%
Bermuda - 1.3%
Arch Capital Group Ltd. (A)	33,050	$ 1,288,950

Canada - 1.0%
Intact Financial Corp.	7,192	979,994

China - 2.8%
Alibaba Group Holding Ltd., ADR (A)	8,781	1,713,963
Tencent Holdings Ltd.	19,100	1,151,886

		2,865,849

Denmark - 0.5%
Vestas Wind Systems A/S	15,074	555,847

France - 4.5%
Air Liquide SA	5,646	981,887
Cie de Saint-Gobain	27,165	1,941,707
Schneider Electric SE	10,187	1,706,203

		4,629,797

Germany - 7.8%
Continental AG (A)	10,453	1,419,989
Deutsche Post AG	38,105	2,582,420
HeidelbergCement AG	24,296	2,153,056
Vonovia SE	27,801	1,850,960

		8,006,425

India - 1.8%
ICICI Bank Ltd., ADR	100,417	1,866,752

Ireland - 1.3%
Medtronic PLC	10,458	1,373,240

Italy - 2.2%
Enel SpA	241,686	2,227,264

Japan - 5.8%
Denso Corp.	14,200	975,556
Hitachi Ltd.	21,600	1,242,414
Nintendo Co. Ltd.	1,500	771,155
Panasonic Corp.	87,100	1,051,738
Sony Group Corp.	18,400	1,922,183

		5,963,046

Netherlands - 1.3%
Koninklijke Philips NV	29,222	1,347,410

Republic of Korea - 4.9%
E-MART, Inc.	3,012	441,790
KB Financial Group, Inc.	15,860	704,436
LG Corp.	11,149	913,734
Samsung Electronics Co. Ltd.	43,172	2,950,218

		5,010,178

Singapore - 1.5%
CapitaLand Integrated Commercial Trust, REIT	508,300	805,440
Oversea-Chinese Banking Corp. Ltd.	80,500	728,302

		1,533,742

Sweden - 4.3%
Svenska Handelsbanken AB, A Shares	155,387	1,751,103

	Shares	Value
COMMON STOCKS (continued)
Sweden (continued)
Swedbank AB, A Shares	70,990	$ 1,382,432
Tele2 AB, B Shares	87,275	1,281,984

		4,415,519

Switzerland - 3.3%
Roche Holding AG	4,583	1,770,468
TE Connectivity Ltd.	10,832	1,597,395

		3,367,863

Thailand - 0.6%
Airports of Thailand PCL	331,200	569,340

United Kingdom - 5.1%
Lloyds Banking Group PLC	2,805,472	1,773,807
RELX PLC	38,627	1,135,413
Willis Towers Watson PLC	11,208	2,309,745

		5,218,965

United States - 47.6%
Alnylam Pharmaceuticals, Inc. (A)	4,863	870,185
Amazon.com, Inc. (A)	448	1,490,760
Apple, Inc.	13,326	1,943,730
Applied Materials, Inc.	14,887	2,083,138
Becton Dickinson & Co.	9,909	2,534,227
BioMarin Pharmaceutical, Inc. (A)	8,366	641,923
Bridgebio Pharma, Inc. (A) (B)	10,135	541,716
Carrier Global Corp.	32,059	1,771,260
Deere & Co.	5,736	2,074,080
Discover Financial Services	30,238	3,759,188
Eli Lilly & Co.	6,350	1,546,225
Facebook, Inc., Class A (A)	10,422	3,713,359
Fidelity National Information Services, Inc.	10,960	1,633,588
First Horizon Corp.	91,670	1,416,302
First Solar, Inc. (A)	6,130	527,425
Globe Life, Inc.	18,218	1,696,278
II-VI, Inc. (A) (B)	14,602	1,019,366
Ionis Pharmaceuticals, Inc. (A)	15,362	570,545
Keysight Technologies, Inc. (A)	6,003	987,794
Kohl’s Corp.	12,940	657,352
Martin Marietta Materials, Inc.	3,524	1,280,269
Medical Properties Trust, Inc., REIT	56,293	1,183,842
Microsoft Corp.	18,698	5,327,247
Neurocrine Biosciences, Inc. (A)	7,133	664,867
New Relic, Inc. (A)	9,027	623,585
Ralph Lauren Corp.	8,770	995,570
Regeneron Pharmaceuticals, Inc. (A)	1,509	867,086
Reinsurance Group of America, Inc.	21,385	2,356,199
United Rentals, Inc. (A)	4,138	1,363,678
Visa, Inc., Class A	6,545	1,612,623
WEX, Inc. (A)	5,248	995,703

		48,749,110

Total Common Stocks (Cost $69,639,275)		99,969,291

EXCHANGE-TRADED FUNDS - 2.0%
United States - 2.0%
iShares Core MSCI EAFE ETF	12,328	931,380
iShares Core S&P 500 ETF	2,104	926,304
iShares MSCI China ETF	2,280	162,496

Total Exchange-Traded Funds (Cost $2,023,632)		2,020,180

Transamerica Funds	Page 1

Transamerica Global Equity

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Shares	Value
OTHER INVESTMENT COMPANY - 0.0% (C)
Securities Lending Collateral - 0.0% (C)
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.05% (D)	1,643	$ 1,643

Total Other Investment Company (Cost $1,643)		1,643

Principal	Value
REPURCHASE AGREEMENT - 0.1%

Fixed Income Clearing Corp., 0.00% (D), dated 07/30/2021, to be repurchased at $137,145 on 08/02/2021. Collateralized by a U.S. Government Obligation, 0.13%, due 04/30/2023, and with a value of $139,928.

$ 137,145	$ 137,145

Total Repurchase Agreement (Cost $137,145)	137,145

Total Investments (Cost $71,801,695)	102,128,259
Net Other Assets (Liabilities) - 0.3%	314,787

Net Assets - 100.0%	$ 102,443,046

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Banks	9.4%	$9,623,134
Insurance	8.5	8,631,166
Software	5.8	5,950,832
Health Care Equipment & Supplies	5.1	5,254,877
Technology Hardware, Storage & Peripherals	4.8	4,893,948
Interactive Media & Services	4.8	4,865,245
IT Services	4.2	4,241,914
Biotechnology	4.1	4,156,322
Consumer Finance	3.7	3,759,188
Building Products	3.6	3,712,967
Electronic Equipment, Instruments & Components	3.5	3,604,555
Construction Materials	3.4	3,433,325
Pharmaceuticals	3.2	3,316,693
Internet & Direct Marketing Retail	3.1	3,204,723
Household Durables	2.9	2,973,921
Semiconductors & Semiconductor Equipment	2.6	2,610,563
Air Freight & Logistics	2.5	2,582,420
Auto Components	2.3	2,395,545
Electrical Equipment	2.2	2,262,050
Electric Utilities	2.2	2,227,264
Industrial Conglomerates	2.1	2,156,148
Machinery	2.0	2,074,080
Equity Real Estate Investment Trusts	2.0	1,989,282
Real Estate Management & Development	1.8	1,850,960
Trading Companies & Distributors	1.3	1,363,678
Wireless Telecommunication Services	1.3	1,281,984
Professional Services	1.1	1,135,413
International Equity Funds	1.1	1,093,876
Textiles, Apparel & Luxury Goods	1.0	995,570
Chemicals	1.0	981,887
U.S. Equity Funds	0.9	926,304
Entertainment	0.8	771,155
Multiline Retail	0.6	657,352
Transportation Infrastructure	0.6	569,340
Food & Staples Retailing	0.4	441,790

Investments	99.9	101,989,471
Short-Term Investments	0.1	138,788

Total Investments	100.0%	$102,128,259

Transamerica Funds	Page 2

Transamerica Global Equity

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$59,879,149	$40,090,142	$—	$99,969,291
Exchange-Traded Funds	2,020,180	—	—	2,020,180
Other Investment Company	1,643	—	—	1,643
Repurchase Agreement	—	137,145	—	137,145

Total Investments	$61,900,972	$40,227,287	$—	$102,128,259

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $1,058,148, collateralized by cash collateral of $1,643 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $1,078,816. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	Rates disclosed reflect the yields at July 31, 2021.
(E)	There were no transfers in or out of Level 3 during the period ended July 31, 2021. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Transamerica Funds	Page 3

Transamerica Global Equity

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2021

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Funds	Page 4